ACCRUED EXPENSES AND OTHER LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2022
Payables and Accruals [Abstract]
Components of Accrued Expenses and Other Liabilities

	December 31,
	2022	2021
Payroll and related expenses	$197,480	$232,578
Accrued expenses	141,144	112,856
Government authorities	171,217	140,443
Other	13,610	1,670
	$523,451	$487,547